UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q
(AMENDED)

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Address of principal executive offices)

(Zip code)

MP 63 Fund Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: May 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The MP63 Fund, Inc.

			Schedule of Investments
			May 31, 2008 (Unaudited)
Shares/Principal Amount of Assets			Market Value

COMMON STOCKS - 99.37%

Automotive Parts- Retail/Wholesale - 0.80%
7,600	Genuine Parts Co.		$ 334,476

Automobile - Manufacturing - 0.92%
3,800	Toyota Motor Corp. (Japan) *		387,790

Banks- Money Center - 1.61%
19,900	Bank of America Corp.		676,799

Banks - Regional - 2.61%
19,300	BB&T Corp.		607,371
16,230	National City Corp.		94,783
30,800	Popular, Inc.		335,720
1,800	US Bancorp		59,742
			1,097,616
Beverages- Alcoholic/Soft Drink - 2.57%
12,700	Anheuser-Busch Companies, Inc.		729,742
6,100	Coca-Cola Co.		349,286
			1,079,028
Building Products- Retail/Whole - 1.12%
7,300	Black & Decker Corp.		472,310

Chemicals- Diversified - 1.04%
17,900	RPM International, Inc.		439,087

Chemicals - Specialty - 3.84%
17,000	Praxair, Inc.		1,616,020

Commercial Services - 2.41%
22,600	Ecolab, Inc.		1,013,158

Communications Equipment - 3.61%
53,400	Nokia Corp. (Finland) ADR		1,516,560

Computer- Mini/Micro - 2.01%
18,000	Hewlett-Packard Co.		847,080

Containers- Paper/Plastic - 0.92%
14,600	Bemis Co., Inc.		388,360

Cosmetics & Personal Care - 3.79%
23,700	Avon Products, Inc.		925,722
9,000	Colgate-Palmolive Co.		669,240
			1,594,962
Diversified Operations - 5.74%
6,200	3M Co.		480,872
17,400	Corning, Inc.		475,716
12,700	Fortune Brands, Inc.		882,396
18,643	General Electric Co.		572,713
			2,411,697
Electronic Equipment - 1.79%
12,900	Emerson Electric Co.		750,522

Electronic- Semiconductors - 1.80%
32,600	Intel Corp.		755,668

Finance- Investment Management - 2.11%
8,755	Franklin Resources, Inc.		886,181

Financial Services - 5.06%
1,600	Bank of New York Mellon Corp.		71,248
1,700	Cash America International, Inc.		60,792
19,986	Countrywide Financial Corp.		105,127
17,000	H&R Block, Inc.		396,780
43,200	Paychex, Inc.		1,492,560
			2,126,507
Food- Misc. Preparation - 3.46%
14,200	ConAgra Foods, Inc.		334,836
12,700	Hormel Foods Corp.		479,933
8,300	Wrigley WM Jr Co.		640,179
			1,454,948
Insurance- Life/Property/Casual - 5.06%
25,900	AFLAC, Inc.		1,738,667
7,800	Travelers Companies, Inc.		388,518
			2,127,185
Leisure Products - 1.71%
15,100	Polaris Industries, Inc.		720,572

Machinery - Const./Mining/Farming - 1.42%
19,400	Amcol International Corp.		598,684

Machinery- Electrical Equipment - 5.09%
10,100	Dover Corp.		546,208
33,787	Johnson Controls, Inc.		1,150,785
12,600	Tennant Co.		443,142
			2,140,135
Manufacturing - 3.19%
14,300	Illinois Tool Works, Inc.		767,910
11,700	Ingersoll-Rand Co.		515,268
1,600	Pentair, Inc.		59,888
			1,343,066
Medical Instruments/Products - 2.82%
23,400	Medtronic, Inc.		1,185,678

Medical Drugs - 4.73%
11,100	Abbott Laboratories		625,485
13,200	Johnson & Johnson		880,968
25,000	Pfizer, Inc.		484,000
			1,990,453
Oil & Gas- International - 4.02%
11,200	BP Plc (United Kingdom) ADR		812,112
9,900	Exxon Mobil Corp.		878,724
			1,690,836
Paper & Paper Products - 1.36%
5,574	International Paper Co.		151,724
6,600	Kimberly Clark Corp.		421,080
			572,804
Publishing- Books/News/Periodic - 0.25%
3,687	Gannett Co., Inc.		106,223

Retail- Apparel/Shoes - 0.66%
14,377	Limited Brands, Inc.		278,626

Retail- Variety Stores - 0.41%
2,400	Costco Wholesale Corp.		171,168

Retail/Wholesale- Building Products - 1.01%
15,500	Home Depot, Inc.		424,080

Services-Prepackaged Software - 3.66%
54,300	Microsoft Corp.		1,537,776

Telecommunications Services - 1.88%
9,399	AT&T Corp.		375,020
11,700	Centurytel, Inc.		414,297
			789,317
Textile- Apparel/Mill Products - 1.31%
7,300	VF Corp.		552,610

Transportation- Equipment/Leasing - 0.96%
5,500	Ryder Systems, Inc.		403,865

Transportation- Railroads - 1.33%
6,800	Union Pacific Corp. *		559,708

Utility- Electric - 6.57%
17,700	Duke Energy Corp.		327,096
9,400	Edison International		500,362
7,800	FPL Group, Inc.		526,656
42,600	MDU Resources Group, Inc.		1,407,078
			2,761,192
Utility-Gas Distribution - 2.53%
11,400	National Fuel Gas Co.		687,534
9,400	SCANA Corp.		377,316
			1,064,850
Utility- Water - 2.17%
53,500	Aqua America, Inc.		913,780

Total for Common Stock (Cost $34,368,956) - 99.37%			$ 41,781,377

Cash & Equivalents - 0.28%
119,090	SEI Daily Income Trust Govt. Bond (Cost $119,090) 2.10%**		119,090

	Total Investments - 99.65% (Cost $34,488,046) (Note 2)		41,900,467

	Other Assets Less Liabilities - 0.35%		145,216

	Net Assets - 100.00%		$ 42,045,683

* Non-income producing security.
** Variable Rate Security
ADR- American Depository Receipt.

The MP63 Fund, Inc.

			Notes to Financial Statements
			May 31, 2008 (Unaudited)

1. SECURITY TRANSACTIONS

At May 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $34,488,046 amounted to $7,412,421, which consisted of aggregate gross unrealized  appreciation of $10,156,936 and aggregate gross unrealized depreciation of $2,744,515.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting  Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or payto transfer a liability  in  an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability. Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions  market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon theobservability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained  from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of May 31, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
==========================================================================
Level 1 - Quoted prices		$ 41,781,377	$ -
Level 2 - Other significant observable inputs		119,090	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 41,900,467	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

Date July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

Date July 23, 2008

By /s/David Fish

*David Fish

Treasurer

Date July 23, 2008

* Print the name and title of each signing officer under his or her signature.